Acquisition of Liberty Dialysis Holdings	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition of Liberty Dialysis Holdings [Text Block]

It is currently estimated that amortizable intangible assets acquired in this acquisition will have weighted average useful lives of 6-8 years.

Goodwill, in the amount of $1,967,135 was acquired as part of the Liberty Acquisition and is allocated to the North America Segment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill arises principally due to the fair value placed on acquiring an established stream of future cash flows versus building a similar franchise. Of the goodwill recognized in this acquisition, approximately $436,000 is expected to be deductible for tax purposes and amortized over a 15 year period.

The noncontrolling interests acquired as part of the acquisition are stated at estimated fair value, subject to finalization of the acquisition accounting, based upon utilized implied multiples used in conjunction with the Liberty Acquisition, as well as the Company's overall experience and contractual multiples typical for such arrangements.

The results of Liberty Dialysis Holdings, Inc. have been included in the consolidated statement of income since February 29, 2012. Revenue and operating income of Liberty Dialysis Holdings, Inc. amount to $ 295,568 and $ 72,668 before taxes, respectively. This amount for operating income does not include synergies and the operating income of subsidiaries that supply products to the acquired entities nor does it exclude the effect of divested FMC-AG & Co. KGaA clinics.

The fair valuation of the Company's investment at the time of the Liberty Acquisition resulted in a non-taxable gain of approximately $139,600 and is presented in the separate line item “Investment Gain” in the Consolidated Statement of Income. The retirement of the loan receivable resulted in a benefit of $8,501 which was recognized in interest income.

Divestitures

In connection with the FTC consent order relating to the Liberty Acquisition, the Company was required to divest a total of 62 renal dialysis centers. For the six months ended June 30, 2012, 24 of the 61 clinics sold were FMC-AG & Co. KGaA clinics. The sale of these clinics resulted in a $33,490 gain, partially offset by the cost of the acquisition, $24,233 of which was recognized in the second quarter of 2012.

For the six months ended June 30, 2012, the income tax expense related to the sale of these clinics of approximately $21,900 has been recorded in the line item “Income tax expense,” resulting in a net gain of approximately $11,590.